Financial instruments - Fair value - Level 3 instrument, New Zealand natural gas supply contract, inputs and the sensitivities of the Monte-Carlo model valuation to changes (Details) - Fair value of New Zealand gas supply contract derivative - Level 3 of fair value hierarchy
Dec. 31, 2024 USD ($) $ / Mt $ / MWh
Input value or range | New Zealand forward electricity pricing | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / MWh	65
Input value or range | New Zealand forward electricity pricing | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / MWh	235
Input value or range | Methanol price forecast | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / Mt	300
Input value or range | Methanol price forecast | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / Mt	360
Change in input | New Zealand forward electricity pricing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / MWh	50
Change in input | Methanol price forecast
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / Mt	25
Change in input | Natural gas availability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	0.10
Resulting change in valuation | New Zealand forward electricity pricing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $	300,000
Resulting change in valuation | Methanol price forecast
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $	300,000
Resulting change in valuation | Natural gas availability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $	2,000,000